Shareholder Report, Holdings (Details)	May 31, 2026
C000007969 | Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000007969 | 1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000007969 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000007969 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000007969 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000007969 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000007969 | Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000007969 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000007970 | Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000007970 | 1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000007970 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000007970 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000007970 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000007970 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000007970 | Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000007970 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000007971 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000007971 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	93.00%
C000007971 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000007971 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000007971 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000007971 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000007971 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000260432 | Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000260432 | 1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000260432 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000260432 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000260432 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000260432 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000260432 | Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000260432 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)